Vessels under Construction	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
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Vessels under construction
Vessels under construction was $26.8 million and $6.7 million as of June 30, 2018 and December 31, 2017, respectively. These balances consist of novation consideration and installments paid to shipyards on the Company’s newbuilding contracts. A rollforward of activity within vessels under construction is as follows (in thousands):

Balance at December 31, 2017	$6,710
Installment payments and other	20,060
Balance at June 30, 2018	$26,770

All vessels under construction once delivered serve as collateral for related loan facilities.
During 2017, the Company agreed to acquire one Kamsarmax vessel from an unaffiliated third party for $25.5 million. The contract price was paid in full as of June 30, 2018 and the vessel was delivered from the Chinese shipyard in which it was constructed in the second quarter of 2018. However, for accounting purposes, a vessel is considered a vessel under construction until it reaches its first port of load.